Income Taxes - Schedule of Reconciliation of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income tax benefit computed at the statutory rate	$ 2,554,000	$ 722,000
Stock compensation	(1,484,000)	(163,000)
Non-deductible expenses	(21,000)	(25,000)
Depreciation and amortization expenses	(9,000)	(4,000)
Bad debt expense	(31,000)	(146,000)
Others	12,000	144,000
Effect of U.S. tax law change	(1,108,000)
Change in valuation allowance	87,000	(528,000)
Provision for income taxes